S000094758 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Sentier American Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	12.25%	0.61%	(6.20%)	26.64%

[1]	The American Listed Predecessor Fund’s year-to-date returns as of September 30, 2025 (the most recent quarter end) was 10.03%.